Selling and distribution expenses (Tables)	12 Months Ended
Dec. 31, 2024
Selling And Distribution Expenses [Abstract]
Summary Of Selling And Distribution Expenses	Selling and distribution expenses

(in €‘000)	2024	2023	2022
Employee benefits expenses	1,558	1,236	1,650
Amortization of customer relationships including impairment	5,934	395	231
Depreciation of right-of-use assets	113	114	148
Marketing and communication costs	1,045	765	478
Housing and facility costs	56	39	48
Travelling costs	50	54	32
Total	8,756	2,603	2,587